Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Significant Of Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1.0%	Less than 1.0%
Maturity period of Interest-Bearing Deposits	1 year
Allowance for loan losses related to commercial loans and real estate loans	$ 350
Number of days reaching which loans are considered for nonaccrual status	90 days
Other assets	9,304	10,863
Federal Home Loan Bank par value	$ 100
Tax position realized upon ultimate settlement	50.00%
Number of operating segments	1
Substandard [Member]
Significant Of Accounting Policies [Line Items]
Number of days reaching which loans are classified as substandard	60 days
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Unsecured Debt [Member]
Significant Of Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Of Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Of Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Other Real Estate Owned [Member]
Significant Of Accounting Policies [Line Items]
Other assets	$ 471	$ 1,097
Water St. [Member]
Significant Of Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1%	Less than 1%